The Company and Significant Accounting Policies (Self-Insurance Liability) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Self Insurance Liability Rollforward [Roll Forward]
Self-insurance liability, beginning	$ 480.1	$ 470.9	$ 468.5
Expense, including the effect of discount rate	98.6	151.6	151.1
Claim payments	(137.2)	(142.5)	(148.6)
Disposal of discontinued operations	(8.8)	0	0
Currency translation	0	0.1	(0.1)
Self-insurance liability, ending	432.7	480.1	470.9
Self insurance, current	(108.6)	(137.4)	(129.4)
Self insurance, noncurrent	324.1	342.7	341.5
Self insurance, undiscounted liability	$ 477.2	$ 496.2